Share Capital (Details) - Schedule of Share Purchase Warrants Outstanding - Warrant [Member]	6 Months Ended
Jun. 30, 2024 $ / shares shares
Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding | shares	896,645
Warrants Exercise Price | $ / shares	$ 32.36
Warrants Weighted Average Remaining Life	4 years 2 months 8 days
January 20, 2026 [Member]
Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding | shares	7,030
Warrants Exercise Price | $ / shares	$ 1,800
Warrants Weighted Average Remaining Life	1 year 6 months 21 days
February 28, 2027 [Member]
Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding | shares	20,689
Warrants Exercise Price | $ / shares	$ 460.8
Warrants Weighted Average Remaining Life	2 years 8 months 1 day
December 6, 2027 [Member]
Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding | shares	13,781
Warrants Exercise Price | $ / shares	$ 20
Warrants Weighted Average Remaining Life	3 years 5 months 4 days
December 9, 2027 [Member]
Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding | shares	9,876
Warrants Exercise Price | $ / shares	$ 17.6
Warrants Weighted Average Remaining Life	3 years 5 months 8 days
January 18, 2028 [Member]
Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding | shares	25,906
Warrants Exercise Price | $ / shares	$ 124.8
Warrants Weighted Average Remaining Life	3 years 6 months 18 days
February 2, 2028 [Member]
Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding | shares	10,938
Warrants Exercise Price | $ / shares	$ 14.4
Warrants Weighted Average Remaining Life	3 years 7 months 6 days
October 17, 2028 [Member]
Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding | shares	783,968
Warrants Exercise Price | $ / shares	$ 3.68
Warrants Weighted Average Remaining Life	4 years 3 months 18 days
October 17, 2028 [Member]
Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding | shares	24,457
Warrants Exercise Price | $ / shares	$ 4.05
Warrants Weighted Average Remaining Life	4 years 3 months 18 days